Investment Securities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Amortized Cost, Gross Unrealized Gains (Losses) And Fair Value Of Investment Securities [Table Text Block]

At March 31, 2013:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Securities available-for-sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥49,159,827	¥323,725		¥3,598		¥49,479,954
Japanese prefectural and municipal bonds	207,227	9,852		4		217,075
Foreign governments and official institutions bonds	701,504	17,814		3,022		716,296
Corporate bonds	1,868,599	55,044		697		1,922,946
Residential mortgage-backed securities	1,204,219	20,902		1,501		1,223,620
Commercial mortgage-backed securities	260,057	9,895		570		269,382
Asset-backed securities	813,312	1,132		3,766		810,678
Other debt securities(1)	109,365	2,247		4,898		106,714
Marketable equity securities	2,224,060	1,874,159		815		4,097,404

Total	¥56,548,170	¥2,314,770		¥18,871		¥58,844,069

Securities being held-to-maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥232,881	¥1,883		¥—		¥234,764
Foreign governments and official institutions bonds	284,315	2,409		—		286,724
Corporate bonds	23,555	173		—		23,728
Residential mortgage-backed securities	86,722	1,056	(2)	11		87,767
Asset-backed securities	1,503,691	51,396		—	(3)	1,555,087

Total	¥2,131,164	¥56,917		¥11		¥2,188,070

Notes:

(1)	Other debt securities in the table above include ¥106,699 million of private placement debt conduit bonds.
(2)	The MUFG Group reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Securities available-for-sale to Securities being held-to-maturity during the fiscal year ended March 31, 2013. As a result of the reclassification, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets was ¥395 million at March 31, 2013 and not included in the table above.
(3)	MUAH reclassified collateralized loan obligations (“CLOs”), which totaled ¥111,895 million at fair value, from Securities available-for-sale to Securities being held-to-maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets was ¥1,460 million at March 31, 2013 and not included in the table above.

At March 31, 2014:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Securities available-for-sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥41,388,592	¥201,539		¥1,122		¥41,589,009
Japanese prefectural and municipal bonds	195,176	7,979		24		203,131
Foreign governments and official institutions bonds	1,272,181	13,460		14,220		1,271,421
Corporate bonds	1,523,026	38,920		817		1,561,129
Residential mortgage-backed securities	1,011,644	665		31,714		980,595
Commercial mortgage-backed securities	208,690	826		9,370		200,146
Asset-backed securities	1,060,844	2,747		5,547		1,058,044
Other debt securities(1)	184,495	3,650		3,199		184,946
Marketable equity securities	2,456,992	2,384,949		4,710		4,837,231

Total	¥49,301,640	¥2,654,735		¥70,723		¥51,885,652

Securities being held-to-maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥214,968	¥870		¥—		¥215,838
Foreign governments and official institutions bonds	22,091	1,099		—		23,190
Corporate bonds	5,548	7		—		5,555
Residential mortgage-backed securities	526,431	883	(2)	7,304	(3)	520,010
Commercial mortgage-backed securities	159,532	343		1,282	(3)	158,593
Asset-backed securities	1,778,412	35,908		2,379		1,811,941

Total	¥2,706,982	¥39,110		¥10,965		¥2,735,127

Notes:

(1)	Other debt securities in the table above include ¥182,613 million of private placement debt conduit bonds.
(2)	As a result of the reclassification during the fiscal year ended March 31, 2013, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥355 million at March 31, 2014 and not included in the table above.
(3)	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities, which were carried at fair value of ¥273,195 million and ¥138,340 million, respectively, from Securities available-for-sale to Securities being held-to-maturity during the fiscal year ended March 31, 2014. As a result of the reclassification, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥7,702 million and ¥9,663 million, respectively, at March 31, 2014 and not included in the table above.

Amortized Cost And Fair Value By Contractual Maturity [Table Text Block]

	Held-to-maturity		Available-for-sale
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥214,084	¥214,812	¥15,899,122
Due from one year to five years	77,117	77,455	21,777,591
Due from five years to ten years	1,403,762	1,436,763	6,414,994
Due after ten years	1,012,019	1,006,097	2,956,714

Total	¥2,706,982	¥2,735,127	¥47,048,421

Investments By Type And Length In Continuous Loss Position [Table Text Block]

	Less than 12 months		12 months or more		Total
At March 31, 2013:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available-for-sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥6,859,342	¥672	¥584,048	¥2,926	¥7,443,390	¥3,598	33
Japanese prefectural and municipal bonds	1,486	4	—	—	1,486	4	1
Foreign governments and official institutions bonds	157,287	2,867	11,332	155	168,619	3,022	108
Corporate bonds	76,521	306	56,953	391	133,474	697	1,360
Residential mortgage-backed securities	102,511	276	25,766	1,225	128,277	1,501	182
Commercial mortgage-backed securities	58,459	530	12,134	40	70,593	570	24
Asset-backed securities	17,239	37	85,069	3,729	102,308	3,766	131
Other debt securities	71,217	4,898	—	—	71,217	4,898	49
Marketable equity securities	15,143	694	870	121	16,013	815	23

Total	¥7,359,205	¥10,284	¥776,172	¥8,587	¥8,135,377	¥18,871	1,911

Securities being held-to-maturity:
Debt securities:
Residential mortgage-backed securities	¥3,370	¥11	¥—	¥—	¥3,370	¥11	10

Total	¥3,370	¥11	¥—	¥—	¥3,370	¥11	10

	Less than 12 months		12 months or more		Total
At March 31, 2014:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available-for-sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥10,469,832	¥1,122	—	—	¥10,469,832	¥1,122	49
Japanese prefectural and municipal bonds	12,555	24	—	—	12,555	24	6
Foreign governments and official institutions bonds	527,706	9,084	110,015	5,136	637,721	14,220	150
Corporate bonds	136,296	709	29,242	108	165,538	817	815
Residential mortgage-backed securities	904,239	31,094	28,406	620	932,645	31,714	431
Commercial mortgage-backed securities	135,014	8,427	8,235	943	143,249	9,370	155
Asset-backed securities	213,683	5,518	1,078	29	214,761	5,547	103
Other debt securities	46,835	1,203	68,630	1,996	115,465	3,199	51
Marketable equity securities	175,884	4,692	1	18	175,885	4,710	42

Total	¥12,622,044	¥61,873	¥245,607	¥8,850	¥12,867,651	¥70,723	1,802

Securities being held-to-maturity:
Debt securities:
Residential mortgage-backed securities	¥408,244	¥7,187	¥5,681	¥117	¥413,925	¥7,304	198
Commercial mortgage-backed securities	107,048	1,033	51,545	249	158,593	1,282	28
Asset-backed securities	500,695	2,379	—	—	500,695	2,379	22

Total	¥1,015,987	¥10,599	¥57,226	¥366	¥1,073,213	¥10,965	248

Roll-Forward Of Credit Loss Component Recognized in Earnings [Table Text Block]

	2012	2013	2014
	(in millions)
Balance at beginning of fiscal year	¥35,458	¥30,066	¥24,525

Additions:
Initial credit impairments	8,596	5,347	1,466
Subsequent credit impairments	5,186	2,982	1,139

Reductions:
Securities sold or matured	(19,174)	(13,870)	(14,574)

Balance at end of fiscal year	¥30,066	¥24,525	¥12,556